Business overview	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Business overview

1. Business overview

Summary of business

COSCIENS Biopharma Inc. (the “Company”), formerly Aeterna Zentaris Inc., is a specialty biopharmaceutical company developing and commercializing a diversified portfolio of cosmeceutical, nutraceutical and pharmaceutical products. The Company’s patented technologies include Pressurized Gas eXpanded (PGX) technology that generates high-value yields of active ingredients from natural plant resources for use in novel cosmeceutical, nutraceutical and therapeutics products. The Company’s two value-driving active ingredient products, oat beta glucan and avenanthramides, are found in many household name cosmetic and personal care brands. These products are manufactured from the Company’s proprietary oat extraction manufacturing technology and are known for their health benefits.

The Company’s lead pharmaceutical product, macimorelin (Macrilen; Ghryvelin), is the first and only U.S. FDA and European Commission approved oral test indicated for the diagnosis of adult growth hormone deficiency (AGHD). The Company is leveraging the clinical success and safety profile of macimorelin to develop it for the diagnosis of childhood-onset growth hormone deficiency (CGHD).

The Company is also dedicated to the development of its therapeutic assets and has established a pre-clinical development pipeline to potentially address unmet medical needs across a number of indications, including treatment of inflammation-based diseases, idiopathic pulmonary fibrosis (IPF), neuromyelitis optica spectrum disorder (NMOSD), Parkinson’s disease (PD), hypoparathyroidism and amyotrophic lateral sclerosis (ALS; Lou Gehrig’s disease).

Transaction

On December 14, 2023, Aeterna Zentaris Inc. (“Aeterna”) and Ceapro Inc. (“Ceapro”) entered into a binding arrangement agreement pursuant to which Aeterna would acquire all of the issued and outstanding common shares of Ceapro (the “Transaction”) by way of a plan of arrangement pursuant to which, at closing, each outstanding Ceapro common share would be exchanged for 0.02360 of a Aeterna common share (the “Plan of Arrangement”). Additionally, as part of the Transaction, Aeterna would issue to its shareholders immediately prior to the closing of the Transaction, 0.47698 of a share purchase warrant (“New Warrant”) for each Aeterna common share or warrant held. On March 12, 2024, the shareholders of both Ceapro and Aeterna approved the Plan of Arrangement at their respective special meetings. On March 28, 2024, the Court of Kings Bench of Alberta approved the Plan of Arrangement. The Transaction was consummated on June 3, 2024.

Following the closing of the Transaction, former shareholders of Ceapro owned approximately 50% of the Aeterna common shares on a fully diluted basis and former shareholders of Aeterna owned approximately 50% of the Aeterna common shares on a fully diluted basis. For financial reporting and accounting purposes, Ceapro is the acquirer of Aeterna in the Transaction. The consolidated financial statements of COSCIENS Biopharma Inc. as of June 30, 2024 and December 31, 2023 and for the three and six months ended June 30, 2024 and 2023 reflect the results of operations and financial position of Ceapro for the periods presented and includes 28 days of the results of operations of Aeterna as of June 30, 2024 and for three and six months ended June 30, 2024 subsequent to the Transaction, which was completed on June 3, 2024. Refer to Note 3 for additional information.

The accompanying consolidated financial statements include the accounts of COSCIENS Biopharma Inc., an entity incorporated under the Canada Business Corporations Act, and its wholly owned subsidiaries (the “Group”). COSCIENS Biopharma Inc. is the ultimate parent company of the Group. The Company currently has six wholly-owned direct and indirect subsidiaries, Ceapro Inc. and its wholly-owned subsidiaries Ceapro (P.E.I.) and JuventeDC Inc., based in Canada, Aeterna Zentaris GmbH (“AEZS Germany”) and its wholly-owned subsidiary Zentaris IVF GmbH, based in Frankfurt, Germany, and Aeterna Zentaris, Inc., an entity incorporated in the state of Delaware and with offices in Summerville, South Carolina, in the US.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2024, and for the three and six months ended June 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

The registered office of the Company is located at 222 Bay Street, Suite 3000, P.O. Box 53, Toronto, Ontario M5K 1E7, Canada.

The Company’s common shares are listed on both the Toronto Stock Exchange under the symbol CSCI (previously AEZS) and on the NASDAQ Capital Market under the symbol CSCI (previously AEZS).